Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 0	$ 0	$ 0
Restricted cash	327,150	155,810	192,144
Accounts receivable—affiliate	1,678	2,750	1,167
Advances to affiliate	36,623	23,969	9,430
Other current assets	7,953	3,541	4,390
Other current assets—affiliate	2,848	153	121
Total current assets	376,252	186,223	207,252
Non-current restricted cash	0	457,053	867,590
Property, plant and equipment, net	9,205,564	6,962,395	4,412,580
Debt issuance costs, net	297,374	228,913	296,040
Non-current derivative assets	30,657	11,744	98,123
Other non-current assets	162,772	99,417	60,387
Total assets	10,072,619	7,945,745	5,941,972
Current liabilities
Accounts payable	4,978	5,974	8,067
Accrued liabilities	290,823	113,538	144,575
Due to affiliates	24,591	13,051	26,019
Derivative liabilities	7,388	23,247	13,484
Total current liabilities	327,780	155,810	192,145
Long-term debt, net	8,765,660	6,517,266	4,111,562
Non-current derivative liabilities	8,832	268	$ 0
Other non-current liabilities—affiliate	3,928	$ 0
Commitments and Contingencies
Member’s equity	966,419	$ 1,272,401	$ 1,638,265
Total liabilities and member's equity	$ 10,072,619	$ 7,945,745	$ 5,941,972